Equity-settled share-based transactions - Narrative (Details)	Jun. 16, 2021 plan
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option scheme terminated	2
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option scheme terminated	1